UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value $
COMMON STOCKS - 92.7%
Australia - 4.8%
207,650	AMP LTD	$818,239
68,510	Origin Energy	855,463
68,755	Sims Metal Management LTD - ADR	680,675
32,390	WorleyParsons LTD	832,094
		3,186,471
Belgium - 1.4%
19,750	Umicore SA	909,020
		909,020
Brazil - 1.0%
23,745	Tim Participacoes SA - ADR	665,630
		665,630
China - 2.3%
28,805	New Oriental Education and Technology Group, Inc - ADR *	705,723
311,840	Tingyi Holding Corporation	796,688
		1,502,411
Finland - 1.7%
43,870	Sampo Group	1,133,669
		1,133,669
France - 7.4%
1,536	Air Liquide SA	1,747,736
86,140	AXA SA	1,142,429
15,774	Casino Guichard Perrachon SA	1,391,550
10,200	Danone SA	632,692
		4,914,407
Germany - 6.7%
13,700	adidas AG	978,869
19,215	Henkel AG and Company KGaA	1,064,582
13,715	K&S AG	638,041
18,710	SAP AG - ADR	1,133,776
7,115	SMA Solar Technology AG	243,019
4,565	Vossloh AG	383,594
		4,441,881
Hong Kong - 2.7%
92,400	Hang Seng Bank LTD	1,262,499
75,000	Television Broadcasts LTD	519,628
		1,782,127
Israel - 1.2%
16,250	Check Point Software Technologies LTD *	805,838
		805,838
Japan - 15.2%
5,990	FANUC LTD	970,420
36,765	Honda Motor Company LTD - ADR	1,371,670
38,800	Kao Corporation	1,064,955
2,800	Keyence Corporation	687,258
33,940	Kubota Corporation - ADR	1,564,973
45,000	Mitsui Fudosan Company	861,325
59,365	NGK Insulators LTD	648,347
29,860	SYSMEX Corporation	1,172,958
29,060	TERUMO Corporation	1,185,159
82,400	Toray Industries, Inc.	557,683
		10,084,748

Mexico - 0.6%
79,100	Grupo Financiero Banorte SAB de CV	408,791
		408,791
Netherlands - 7.0%
23,475	ASML Holding NV - ADR	1,207,085
45,510	Koninklijke Philips Electronics NV - ADR	895,182
54,275	Subsea 7 SA	1,068,411
44,785	Unilever NV - ADR	1,493,579
		4,664,257
Norway - 2.7%
74,505	Statoil ASA - ADR	1,777,689
4,840	Veripos, Inc. * (a)	–
		1,777,689
Portugal - 0.6%
121,875	EDP Renovaveis SA *	416,584
		416,584
Singapore - 3.5%
348,500	CapitaLand LTD	742,806
402,600	Olam International	575,256
391,045	Singapore Telecommunications LTD	1,018,709
		2,336,771
South Africa - 2.1%
13,620	Naspers	724,721
50,000	Standard Bank Group LTD	676,090
		1,400,811
Sweden - 1.2%
42,655	Atlas Copco AB	810,250
		810,250
Switzerland - 10.5%
63,200	ABB LTD - ADR	1,031,424
29,225	Julius Baer Gruppe AG	1,054,890
30,446	Novartis AG - ADR	1,701,931
49,810	Roche Holding LTD - ADR	2,152,788
10,880	Sonova Holding AG	1,048,281
		6,989,314
Taiwan - 1.0%
48,400	Taiwan Semiconductor Manufacturing Company LTD - ADR	675,664
		675,664
Thailand - 1.6%
208,700	Kasikornbank PLC	1,064,528
		1,064,528
United Kingdom - 17.5%
386,480	Barclays PLC	985,705
56,125	BG Group	1,142,699
29,225	HSBC Holdings PLC - ADR	1,289,699
30,285	Johnson Matthey PLC	1,047,271
50,035	Pearson PLC - ADR	993,195
20,930	Smith & Nephew PLC - ADR	1,046,291
18,593	Spirax-Sarco Engineering PLC	578,310
51,630	SSE PLC	1,124,764
55,780	Standard Chartered Bank PLC	1,209,494
78,385	Vodafone Group PLC - ADR	2,208,890
		11,626,318
TOTAL COMMON STOCKS (Cost $63,472,239)		61,597,179

PREFERRED STOCKS - 2.5%
Brazil - 1.5%
52,981	Companhia Energetica de Minas Gerais - ADR	975,910
		975,910
Germany - 1.0%
10,560	Henkel AG and Company KGaA	699,857
		699,857
TOTAL PREFERRED STOCKS (Cost $1,556,309)		1,675,767

SHORT-TERM INVESTMENTS - 11.7%
7,793,936	Fidelity Money Market Portfolio, 0.18% #	7,793,936
TOTAL SHORT-TERM INVESTMENTS (Cost $7,793,936)		7,793,936

TOTAL INVESTMENTS - 106.9% (Cost $72,822,484)		71,066,882
Liabilities in Excess of Other Assets - (6.9)%		(4,570,677)
NET ASSETS - 100.0%		$66,496,205

(a)	Fair Value
*	Non-Income Producing
#	Annualized seven-day yield as of June 30, 2012
ADR	American Depository Receipt
PLC	Public Limited Company

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$72,860,988
Gross unrealized appreciation	1,374,011
Gross unrealized depreciation	(3,168,117)
Net unrealized depreciation	$(1,794,106)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 61,597,179	$ -	$ -	$ 61,597,179
Preferred Stocks*	1,675,767	-	-	1,675,767
Short-Term Investments	7,793,936	-	-	7,793,936
Total Investments in Securities	$ 71,066,882	$ -	$ -	$ 71,066,882

*See Schedule of Investments for the investments detail by country

Boston Common U.S. Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value $
COMMON STOCKS - 95.8%
Consumer Discretionary - 8.7%
760	Home Depot, Inc.	$40,272
225	Nike, Inc.	19,751
390	Nordstrom, Inc.	19,379
635	Time Warner Cable, Inc.	52,133
125	VF Corporation	16,681
845	Walt Disney Company	40,983
		189,199
Consumer Staples - 11.0%
245	Colgate Palmolive Company	25,505
235	Costco Wholessalers Corporation	22,325
810	Kraft Foods, Inc.	31,282
455	McCormick & Company, Inc.	27,596
605	Pepsico, Inc.	42,749
1,005	Procter & Gamble Company	61,556
995	Sysco Corporation	29,661
		240,674
Energy - 9.6%
440	Apache Corporation	38,672
1,785	BG Group PLC - ADR	36,664
205	EOG Resources, Inc.	18,473
405	National Oilwell Varco, Inc.	26,098
425	Noble Corporation	13,825
1,120	Spectra Energy Corporation	32,547
1,770	Statoil ASA - ADR	42,232
		208,511
Financials - 12.7%
410	Aon PLC	19,180
725	BB&T Corporation	22,366
115	Blackrock, Inc.	19,529
1,120	East West Bancorp, Inc.	26,275
670	First Republic Bank *	22,512
300	Franklin Resources, Inc	33,297
1,490	JP Morgan Chase & Company	53,238
760	Metlife, Inc.	23,446
1,160	Morgan Stanley	16,924
660	PNC Financiall Services Group, Inc.	40,332
		277,099
Health Care - 11.3%
765	Gilead Sciences, Inc. *	39,229
405	Hospira, Inc. *	14,167
670	Johnson & Johnson	45,265
705	Novartis AG - ADR	39,410
90	Novo-Nordisk AS - ADR	13,081
965	Roche Holding LTD - ADR	41,707
270	Waters Corporation *	21,457
495	Zimmer Holdings, Inc. *	31,858
		246,174

Industrials - 8.3%
405	3M Company	36,288
220	Cummins, Inc.	21,320
315	Deere & Company	25,474
575	Emerson Electric Company	26,784
225	Illinois Tool Works, Inc.	11,900
225	Parker Hannifin Corporation	17,298
215	W.W. Grainger, Inc.	41,117
		180,181
Information Technology - 23.6%
950	Altera Corporation	32,148
220	Apple, Inc.	128,479
465	Automatic Data Processing, Inc.	25,882
470	Check Point Software Technologies LTD *	23,307
290	Cognizant Technology Solutions - Class A *	17,400
595	Cree, Inc. *	15,274
880	EMC Corporation *	22,554
110	Google, Inc. *	63,808
1,935	Microsoft Corporation	59,192
1,640	Oracle Corporpation	48,708
775	Qualcomm, Inc.	43,152
305	Visa, Inc.	37,707
		517,611
Materials - 5.3%
385	Aptargroup, Inc.	19,654
465	Praxair, Inc.	50,560
295	SPDR Gold Trust Gold Shares *	45,781
		115,995
Telecommunication Services - 3.5%
1,145	AT&T, Inc.	40,831
1,260	Vodafone Group PLC - ADR	35,507
		76,338
Utilities - 1.8%
985	WL Holdings, Inc.	39,154
		39,154
TOTAL COMMON STOCKS (Cost $2,067,960)		2,090,936

SHORT-TERM INVESTMENTS - 4.6%
99,685	Invesco Short Term Investment Trust Treasury Portfolio, 0.01% #	99,685
TOTAL SHORT-TERM INVESTMENTS (Cost $99,685)		99,685

TOTAL INVESTMENTS - 100.4% (Cost $2,167,645)		2,190,621
Liabilities in Excess of Other Assets - (0.4)%		(9,021)
NET ASSETS - 100.0%		$2,181,600

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

*	Non-Income Producing
#	Annualized seven-day yield as of June 30, 2012
ADR	American Depository Receipt
PLC	Public Limited Company

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$2,167,645
Gross unrealized appreciation	48,866
Gross unrealized depreciation	(25,890)
Net unrealized depreciation	$22,976

+Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedules of Investments.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 2,090,936	$ -	$ -	$ 2,090,936
Short-Term Investments	99,685	-	-	99,685
Total Investments in Securities	$ 2,190,621	$ -	$ -	$ 2,190,621

*See Schedule of Investments for the investments detail by industry

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title               /s/ Eric W. Falkeis
                    Eric W. Falkeis, President

Date            8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date            8/27/12

By (Signature and Title)*           /s/ Patrick J. Rudnick
   Patrick J. Rudnick, Treasurer

Date            8/21/12

* Print the name and title of each signing officer under his or her signature.